LIMITED PARTNERS EQUITY	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
LIMITED PARTNERS EQUITY
(MILLIONS)	2017	2016
Brookfield	$101	$83
External LP Unitholders	227	198
	$328	$281

In February 2017, unitholder distributions were increased to $1.87 per LP Unit on an annualized basis, an increase of nine cents per LP Unit, which took effect with the distribution payable in March 2017.